UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1444

DWS Value Equity Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Equity Income Fund

	Shares	Value ($)

Common Stocks 87.5%
Consumer Discretionary 8.6%
Hotels Restaurants & Leisure 2.2%
Carnival Corp.	28,200	1,376,724
Station Casinos, Inc.	28,000	1,688,400

		3,065,124
Media 1.2%
Regal Entertainment Group “A”	82,800	1,716,444
Multiline Retail 1.6%
Federated Department Stores, Inc.	53,364	2,343,213
Specialty Retail 3.6%
Abercrombie & Fitch Co. “A”	22,600	1,732,290
Limited Brands, Inc.	36,400	1,072,708
Lowe’s Companies, Inc.	26,700	804,738
TJX Companies, Inc.	53,500	1,548,825

		5,158,561
Consumer Staples 6.6%
Beverages 1.5%
Diageo PLC (ADR)	27,700	2,062,819
Food & Staples Retailing 1.9%
CVS Corp.	51,400	1,612,932
Wal-Mart Stores, Inc.	22,400	1,103,872

		2,716,804
Food Products 0.7%
Unilever NV (NY Shares)	40,700	984,940
Tobacco 2.5%
Altria Group, Inc.	34,619	2,815,563
UST, Inc.	15,000	803,400

		3,618,963
Energy 8.4%
Energy Equipment & Services 1.6%
GlobalSantaFe Corp.	25,200	1,307,880
Schlumberger Ltd.	14,700	927,276

		2,235,156
Oil, Gas & Consumable Fuels 6.8%
ConocoPhillips	19,674	1,185,162
ExxonMobil Corp.	76,439	5,459,273
Hess Corp.	39,900	1,691,760
Marathon Oil Corp.	16,500	1,425,600

		9,761,795
Financials 30.6%
Capital Markets 6.8%
Ameriprise Financial, Inc.	45,000	2,317,500
Merrill Lynch & Co., Inc.	31,000	2,710,020

Morgan Stanley	43,300	3,309,419
The Goldman Sachs Group, Inc.	7,100	1,347,509

		9,684,448
Commercial Banks 4.5%
PNC Financial Services Group, Inc.	23,542	1,648,646
SunTrust Banks, Inc.	16,719	1,320,634
UnionBanCal Corp.	25,700	1,479,806
US Bancorp	19,400	656,496
Valley National Bancorp.	16,430	428,166
Wachovia Corp.	15,900	882,450

		6,416,198
Consumer Finance 0.2%
SLM Corp.	4,500	219,060
Diversified Financial Services 10.1%
Bank of America Corp.	111,104	5,985,173
Citigroup, Inc.	63,433	3,181,799
JPMorgan Chase & Co.	109,652	5,201,891

		14,368,863
Insurance 6.3%
Allstate Corp.	37,700	2,313,272
American International Group, Inc.	62,000	4,164,540
Lincoln National Corp.	14,500	917,995
Loews Corp.	42,900	1,669,668

		9,065,475
Real Estate Investment Trusts 1.1%
Host Hotels & Resorts, Inc. (REIT)	69,100	1,593,446
Thrifts & Mortgage Finance 1.6%
New York Community Bancorp., Inc.	26,200	428,370
Washington Mutual, Inc.	44,600	1,886,580

		2,314,950
Health Care 9.6%
Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	49,007	2,252,852
Health Care Providers & Services 0.7%
UnitedHealth Group, Inc.	19,200	936,576
Pharmaceuticals 7.3%
Abbott Laboratories	38,379	1,823,386
Merck & Co., Inc.	21,230	964,267
Novartis AG (ADR)	36,600	2,222,718
Pfizer, Inc.	106,100	2,827,565
Wyeth	51,960	2,651,519

		10,489,455
Industrials 4.9%
Aerospace & Defense 1.2%
Honeywell International, Inc.	42,459	1,788,373
Electrical Equipment 0.9%
Emerson Electric Co.	14,586	1,231,059
Industrial Conglomerates 2.8%
General Electric Co.	55,318	1,942,215
Textron, Inc.	22,509	2,046,743

		3,988,958
Information Technology 6.0%
Communications Equipment 1.6%
Nokia Oyj (ADR)	116,200	2,310,056

Semiconductors & Semiconductor Equipment 0.8%
Applied Materials, Inc.	67,500	1,173,825
Software 3.6%
Autodesk, Inc.*	38,800	1,425,900
Microsoft Corp.	80,800	2,319,768
Symantec Corp.*	70,200	1,392,768

		5,138,436
Materials 0.9%
Containers & Packaging
Packaging Corp. of America	56,700	1,302,399
Telecommunication Services 7.9%
Diversified Telecommunication Services 6.3%
AT&T, Inc.	46,300	1,585,775
BellSouth Corp.	57,600	2,597,760
Citizens Communications Co.	108,000	1,583,280
Verizon Communications, Inc.	71,700	2,652,900
Windstream Corp.	45,188	619,979

		9,039,694
Wireless Telecommunication Services 1.6%
ALLTEL Corp.	42,200	2,249,682
Utilities 4.0%
Electric Utilities 1.1%
FPL Group, Inc.	30,818	1,571,718
Multi-Utilities 2.9%
Duke Energy Corp.	85,300	2,698,892
SCANA Corp.	35,400	1,414,584

		4,113,476

Total Common Stocks (Cost $109,190,842)		124,912,818
Open End Investment Companies 10.3%
DWS Core Fixed Income Fund “Institutional” (a)	459,736	4,928,373
DWS High Income Fund “Institutional” (a)	1,811,855	9,802,133

Total Open End Investment Companies (Cost $14,620,458)		14,730,506
Cash Equivalents 1.7%
Cash Management QP Trust, 5.31% (b) (Cost $2,490,590)	2,490,590	2,490,590
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 126,301,890)	99.5	142,133,914
Other Assets and Liabilities, Net	0.5	674,409

Net Assets	100.0	142,808,323

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		DWS Core Fixed Income Fund and DWS High Income Fund, affiliated funds, are managed by Deutsche Asset Management, Inc. and Deutsche Investment Management Americas Inc., respectively.
(b)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Income Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity Income Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006